Shareholders' equity and share-based payments - TOTAL performance share plans (Details)	12 Months Ended
	Dec. 31, 2022 Mt	Dec. 31, 2021 EquityInstruments Mt	Dec. 31, 2020 EquityInstruments item Mt $ / bbl	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments	Mar. 18, 2020 EUR (€)	Mar. 13, 2019 EUR (€)	Mar. 14, 2018 EUR (€)	Jul. 26, 2017 EUR (€)	Jul. 27, 2016 EUR (€)	Jul. 28, 2015 EUR (€)
TOTAL performance share plans
Share-based payments
Number outstanding as of the beginning of the period		19,021,217	18,043,937	17,264,934	15,983,444
Notified (in shares)			6,727,352	6,447,069	6,083,145
Cancelled (in shares)			(1,432,497)	(1,389,118)	(722,398)
Finally granted (in shares)			(4,317,575)	(4,278,948)	(4,079,257)
Number outstanding as of the end of the period			19,021,217	18,043,937	17,264,934
Vesting period			3 years
Holding period for non-transferability of shares			2 years
TOTAL performance share plans - 2015-2018 Plans
Share-based payments
Number of performance conditions | item			2
TOTAL performance share plans - 2015 Plan
Share-based payments
Grant date IFRS 2 fair value | €											€ 35.90
Number outstanding as of the beginning of the period					4,697,305
Cancelled (in shares)					(621,568)
Finally granted (in shares)					(4,075,737)
TOTAL performance share plans - 2016 Plan
Share-based payments
Grant date IFRS 2 fair value | €										€ 35.37
Number outstanding as of the beginning of the period				5,543,220	5,607,100
Cancelled (in shares)				(1,267,392)	(61,840)
Finally granted (in shares)				(4,275,828)	(2,040)
Number outstanding as of the end of the period					5,543,220
TOTAL performance share plans - 2017 Plan
Share-based payments
Grant date IFRS 2 fair value | €									€ 35.57
Number outstanding as of the beginning of the period			5,607,859	5,650,919	5,679,039
Cancelled (in shares)			(1,313,687)	(41,220)	(26,640)
Finally granted (in shares)			(4,294,172)	(1,840)	(1,480)
Number outstanding as of the end of the period				5,607,859	5,650,919
TOTAL performance share plans - 2018 Plan
Share-based payments
Grant date IFRS 2 fair value | €								€ 36.22
Number outstanding as of the beginning of the period		5,961,865	6,028,435	6,070,795
Notified (in shares)					6,083,145
Cancelled (in shares)			(55,830)	(41,260)	(12,350)
Finally granted (in shares)			(10,740)	(1,100)
Number outstanding as of the end of the period			5,961,865	6,028,435	6,070,795
TOTAL performance share plans - 2019 Plan
Share-based payments
Grant date IFRS 2 fair value | €							€ 40.11
Number outstanding as of the beginning of the period		6,352,464	6,407,643
Notified (in shares)				6,447,069
Cancelled (in shares)			(44,289)	(39,246)
Finally granted (in shares)			(10,890)	(180)
Number outstanding as of the end of the period			6,352,464	6,407,643
Number of performance conditions | item			3
TOTAL performance share plans - 2020 Plan
Share-based payments
Grant date IFRS 2 fair value | €						€ 12.40
Number outstanding as of the beginning of the period		6,706,888
Notified (in shares)			6,727,352
Cancelled (in shares)			(18,691)
Finally granted (in shares)			(1,773)
Number outstanding as of the end of the period			6,706,888
Number of performance conditions | item			4
First number of shares granted to non-senior executives, not subject to performance conditions | item			150
Percentage of shares ranked against peers based on TSR criterion			25.00%
Percentage of shares ranked against peers based on annual variation in netcash flow per share criterion			25.00%
1st place: grant rate (as a percent)			180.00%
2nd place: grant rate (as a percent)			130.00%
3rd place: grant rate (as a percent)			80.00%
4th and 5th places: grant rate (as a percent)			0.00%
Percentage of shares for which pre-dividend organic cash breakeven criterion is assessed			25.00%
Maximum breakeven for maximum grant to be reached | $ / bbl			30
Minimum breakeven for no grant | $ / bbl			40
Percentage of shares ranked based on change in GHG on operated oil and gas facilities			25.00%
Target to reduce GHG emissions | Mt	41.8	42.4	43
Amount of emissions above target for zero grant rate | Mt			1
Number of grant rates averaged for each performance condition | item			3
Percentage of nearest rounding for performance conditions			0.10%
Maximum average grant rate for each performance condition (as a percent)			100.00%
Weight of each criterion in definitive grant date			25.00%
Percentage of nearest rounding for definitive grant date rates			0.10%